LIABILITY TO ISSUE COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Issuance of common stock for services, shares		500	16,250	3,125	3,750
Issuance of common stock for services, value		$ 21,960		$ 23,300	$ 15,000	$ 51,750	$ 518,177	$ 540,136	$ 36,800
Common Stock [Member]
Issuance of common stock for services, shares	2,500	500				2,500	21,288	21,787	4,250
Issuance of common stock for services, value	$ 7,400	$ 21,960					$ 2	$ 2